Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

December 31, 2020

FR1-QTLY-0221
1.811346.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.6%
	Principal Amount	Value
Aerospace - 1.5%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	$4,362,013	$4,354,379
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4% 6/19/26 (a)(b)(c)	864,063	798,394
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 5/30/25 (a)(b)(c)	3,113,866	3,047,697
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 12/9/25 (a)(b)(c)	9,393,291	9,192,744
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 8/22/24 (a)(b)(c)	6,052,820	5,927,345
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	3,947,482	3,679,606
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	1,000,000	828,750

TOTAL AEROSPACE		27,828,915

Air Transportation - 1.5%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	1,865,625	1,891,949
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (a)(b)(c)	3,907,910	3,712,515
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (a)(b)(c)	2,101,027	1,995,976
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	2,578,875	2,646,983
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	5,580,000	5,799,740
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	4,905,000	5,078,343
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (a)(b)(c)	3,395,241	3,369,776
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	4,558,950	4,362,368

TOTAL AIR TRANSPORTATION		28,857,650

Automotive & Auto Parts - 0.8%
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (a)(b)(c)	440,385	434,982
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/26/27 (a)(b)(c)	4,065,000	4,059,919
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 12/16/25 (b)(c)(d)	1,350,000	1,366,875
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	5,440,172	5,508,174
Tranche B 1LN, term loan 3 month U.S. LIBOR + 9.000% 12% 3/1/25 (a)(b)(c)	1,361,975	1,290,472
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.398% 4/18/25 (a)(b)(c)	3,050,475	3,052,397

TOTAL AUTOMOTIVE & AUTO PARTS		15,712,819

Banks & Thrifts - 1.0%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (a)(b)(c)	5,653,801	5,632,599
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 2/27/26 (a)(b)(c)	5,715,819	5,713,419
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	4,650,391	4,651,135
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (a)(b)(c)	1,456,135	1,450,063
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.734% 7/1/26 (a)(b)(c)	1,483,615	1,476,820

TOTAL BANKS & THRIFTS		18,924,036

Broadcasting - 2.4%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 8/15/25 (a)(b)(c)	1,186,038	1,182,337
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 8/15/25 (a)(b)(c)	4,497,480	4,480,614
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (a)(b)(c)	440,020	431,585
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 8/24/26 (a)(b)(c)	12,526,438	11,036,293
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 12/15/27 (b)(c)(d)	3,000,000	3,000,000
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.648% 11/17/24 (a)(b)(c)	2,879,105	2,807,127
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	1,631,800	1,630,446
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1875% 12/18/24 (a)(b)(c)	3,841,274	3,834,859
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9048% 9/19/26 (a)(b)(c)	6,092,517	6,044,569
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (a)(b)(c)	2,711,375	2,724,362
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.65% 9/30/26 (a)(b)(c)	2,391,903	2,361,000
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	3,447,757	3,442,723
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (a)(b)(c)	1,761,546	1,760,806

TOTAL BROADCASTING		44,736,721

Building Materials - 1.5%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (a)(b)(c)	2,678,813	2,745,783
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 10/1/26 (a)(b)(c)	3,952,519	3,937,697
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 6/1/25 (a)(b)(c)	1,760,909	1,751,365
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.26% 1/4/27 (a)(b)(c)	2,923,778	2,876,267
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/28/27 (a)(b)(c)	3,503,500	3,453,575
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (a)(b)(c)	1,305,000	1,308,263
MI Windows & Doors, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	1,750,000	1,752,188
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	3,079,177	3,013,745
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)(e)	3,849,451	3,820,580
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (a)(b)(c)	2,783,255	2,779,776
3 month U.S. LIBOR + 4.000% 4.5% 10/8/27 (a)(b)(c)	951,745	950,556

TOTAL BUILDING MATERIALS		28,389,795

Cable/Satellite TV - 3.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 2/1/27 (a)(b)(c)	18,657,670	18,534,156
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/31/28 (a)(b)(c)	7,355,000	7,255,413
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6586% 4/15/27 (a)(b)(c)	8,552,813	8,463,692
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4086% 1/15/26 (a)(b)(c)	1,965,000	1,932,578
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1586% 10/22/26 (a)(b)(c)	3,750,000	3,760,163
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4086% 7/17/25 (a)(b)(c)	4,778,014	4,699,511
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6586% 1/31/28 (a)(b)(c)	4,000,000	3,959,280
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	13,067,961	12,998,962

TOTAL CABLE/SATELLITE TV		61,603,755

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 10/1/25 (a)(b)(c)	2,197,865	2,192,370
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4085% 11/15/26 (a)(b)(c)	645,000	595,819
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9085% 11/15/25 (a)(b)(c)	2,092,300	2,036,729
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1468% 9/20/26 (a)(b)(c)	3,717,458	3,698,871
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5666% 7/31/27 (a)(b)(c)	2,169,563	2,176,917

TOTAL CAPITAL GOODS		10,700,706

Chemicals - 2.1%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (b)(c)(d)	610,000	610,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (a)(b)(c)	2,275,000	2,272,156
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	598,121	587,654
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	459,980	451,930
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6452% 5/7/25 (a)(b)(c)	6,802,558	6,487,939
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 1/31/26 (a)(b)(c)	2,768,765	2,737,616
Emerald Performance Materials, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 8/7/25 (a)(b)(c)	1,745,625	1,753,271
GrafTech Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/12/25 (a)(b)(c)	570,662	569,475
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.73% 7/1/26 (a)(b)(c)	1,871,500	1,852,785
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 3/1/26 (a)(b)(c)	3,406,458	3,377,095
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.75% 10/11/24 (a)(b)(c)	3,302,370	3,257,986
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	2,363,125	2,360,171
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1531% 10/1/25 (a)(b)(c)	8,865,019	8,761,564
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/3/25 (a)(b)(c)	2,467,572	2,415,655
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (a)(b)(c)	743,663	731,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (a)(b)(c)	1,274,850	1,253,497

TOTAL CHEMICALS		39,480,000

Consumer Products - 1.4%
American Bath Group LLC Tranche C 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/20/27 (a)(b)(c)	581,250	581,977
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 6/11/26 (a)(b)(c)	1,729,199	1,713,532
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	5,401,463	5,498,689
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 1/29/27 (a)(b)(c)	992,500	986,297
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	4,050,000	4,043,034
CP Atlas Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 11/23/27 (a)(b)(c)	1,743,750	1,745,930
Energizer Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 12/16/27 (b)(c)(d)	1,489,583	1,486,798
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	1,260,417	1,258,060
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12/17/26 (b)(c)(d)	3,230,000	3,225,963
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	2,130,000	2,140,650
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1586% 6/15/25 (a)(b)(c)	1,794,000	1,469,591
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/16/27 (a)(b)(c)	2,325,000	2,320,164
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	605,000	606,513

TOTAL CONSUMER PRODUCTS		27,077,198

Containers - 2.7%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1606% 11/7/25 (a)(b)(c)	6,129,697	6,021,692
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1488% 10/1/22 (a)(b)(c)	2,639,556	2,635,122
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1488% 7/1/26 (a)(b)(c)	4,814,449	4,786,188
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4795% 4/3/24 (a)(b)(c)	1,447,500	1,395,028
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 12/21/26 (a)(b)(c)	1,240,625	1,234,422
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 11/24/27 (a)(b)(c)	3,365,000	3,378,460
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2251% 6/29/25 (a)(b)(c)	6,288,981	6,205,652
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (a)(b)(c)	6,564,355	6,521,292
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (a)(b)(c)	4,535,831	4,546,626
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,226,326	1,220,501
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 7/31/26 (a)(b)(c)	2,085,716	2,075,288
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 1/30/27 (a)(b)(c)	4,563,018	4,528,795
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/16/26 (a)(b)(c)	3,125,000	3,097,656
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 2/5/23 (a)(b)(c)	3,417,763	3,400,675

TOTAL CONTAINERS		51,047,397

Diversified Financial Services - 3.4%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	3,678,269	3,678,269
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 4/4/24 (a)(b)(c)	4,300,478	4,247,410
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	4,644,255	4,615,229
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	1,758,396	1,744,117
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	2,970,056	2,643,350
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	3,424,697	3,301,990
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 10/1/25 (a)(b)(c)	9,357,998	9,338,534
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 6/27/25 (a)(b)(c)	2,115,274	2,111,319
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 8/9/25 (a)(b)(c)	4,217,481	3,983,748
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 7/3/24 (a)(b)(c)	1,605,553	1,592,837
Fort Dearborn Holding Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 10/19/23 (a)(b)(c)	261,675	260,286
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	2,289,263	2,295,558
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4031% 3/1/25 (a)(b)(c)	4,586,316	4,532,793
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,204,744	1,141,495
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	2,655,000	2,674,913
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	1,322,731	1,249,980
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/11/27 (a)(b)(c)	6,493,487	6,486,993
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 11/16/26 (a)(b)(c)	5,635,897	5,608,901
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	1,609,781	1,602,988

TOTAL DIVERSIFIED FINANCIAL SERVICES		63,110,710

Diversified Media - 1.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	6,070,000	6,042,199
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (a)(b)(c)	7,278,648	7,239,198
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6384% 1/30/27 (a)(b)(c)	1,750,000	1,710,625
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 12/12/26 (a)(b)(c)	9,758,534	9,755,509

TOTAL DIVERSIFIED MEDIA		24,747,531

Electric Utilities No Longer Use - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	2,802,975	2,807,656
Energy - 4.0%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	1,981,103	1,978,626
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (a)(b)(c)	4,338,426	4,246,234
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 11/3/25 (a)(b)(c)	4,924,861	4,412,675
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	5,234,914	4,780,157
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1516% 5/21/25 (a)(b)(c)	2,714,892	2,344,499
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.4% 11/18/24 (a)(b)(c)	1,858,631	1,860,954
California Resources Corp. 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 10/27/25 (a)(b)(c)	1,618,944	1,606,802
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	2,461,875	2,498,803
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (a)(b)(c)(f)	3,375,000	2,801,250
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,256,438	2,075,923
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	5,784,955	5,729,998
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 3/30/25 (a)(b)(c)	1,525,537	1,462,853
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	739,117	714,711
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	1,960,319	1,934,600
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	3,980,025	2,741,242
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (b)(c)(e)(f)	8,225,000	1
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 7/18/25 (a)(b)(c)	9,471,336	8,467,090
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	3,917,676	2,945,270
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	4,766,050	4,769,053
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 5/22/26 (a)(b)(c)	2,514,688	2,450,262
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 10/15/26 (a)(b)(c)	992,500	988,778
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.75% 11/14/25 (a)(b)(c)	4,091,500	4,060,814
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	1,343,000	1,339,643
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 1/23/27 (a)(b)(c)	4,384,636	4,368,194
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	2,769,678	2,740,264
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,962,500	2,534,804

TOTAL ENERGY		75,853,500

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6945% 1/23/25 (a)(b)(c)	2,403,686	2,257,470
Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/8/26 (a)(b)(c)	1,291,988	1,185,399
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 12/20/24 (a)(b)(c)	1,087,244	1,083,623

TOTAL ENVIRONMENTAL		2,269,022

Food & Drug Retail - 1.5%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	2,726,571	2,734,751
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 1/30/27 (a)(b)(c)	3,549,656	3,510,610
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.898% 10/22/25 (a)(b)(c)	1,541,044	1,539,117
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 5/1/26 (a)(b)(c)	9,329,925	9,248,288
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	2,064,848	1,821,196
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	9,981,356	9,769,252

TOTAL FOOD & DRUG RETAIL		28,623,214

Food/Beverage/Tobacco - 1.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9016% 10/1/26 (a)(b)(c)	410,000	402,825
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6516% 10/1/25 (a)(b)(c)	2,173,455	2,166,087
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	2,581,676	2,585,703
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	4,857,825	4,840,823
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	1,405,263	1,386,825
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8968% 6/20/25 (a)(b)(c)	1,221,875	1,231,039
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (a)(b)(c)	3,568,095	3,566,989
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 9/13/26 (a)(b)(c)	2,829,107	2,778,720
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 6/27/23 (a)(b)(c)	2,837,995	2,792,530

TOTAL FOOD/BEVERAGE/TOBACCO		21,751,541

Gaming - 5.5%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	1,758,301	1,676,030
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	1,089,525	1,091,573
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9586% 10/19/24 (a)(b)(c)	1,435,371	1,420,572
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	3,074,550	3,274,396
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3523% 9/15/23 (a)(b)(c)	1,808,752	1,790,846
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 12/22/24 (a)(b)(c)	20,418,133	20,007,320
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 7/20/25 (a)(b)(c)	13,965,000	13,969,329
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (a)(b)(c)	1,930,000	1,924,364
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 4/18/24 (a)(b)(c)	5,324,766	5,241,593
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (a)(b)(c)	3,970,219	3,971,450
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	8,663,123	8,447,931
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	12,843,826	12,372,200
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 5/29/26 (a)(b)(c)	2,538,198	2,507,334
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	3,205,790	3,161,326
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (a)(b)(c)	6,539,167	6,571,143
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 8/14/24 (a)(b)(c)	3,379,430	3,295,789
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 7/10/25 (a)(b)(c)	5,210,700	5,226,645
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	8,053,592	7,919,661

TOTAL GAMING		103,869,502

Healthcare - 5.9%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	7,247,713	7,262,788
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1468% 6/22/24 (a)(b)(c)	5,086,242	5,069,916
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (a)(b)(c)	3,320,000	3,322,092
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	5,654,218	5,663,661
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9048% 8/1/27 (a)(b)(c)	11,178,912	11,069,471
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/13/25 (a)(b)(c)	8,704,613	8,693,732
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/18/26 (a)(b)(c)	654,340	653,758
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	4,291,667	4,329,219
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 8/31/26 (a)(b)(c)	2,793,913	2,746,025
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3968% 8/30/27 (a)(b)(c)	1,310,000	1,295,263
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3958% 8/31/26 (a)(b)(c)	702,882	690,835
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	9,390,000	9,374,319
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	3,799,949	3,778,593
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3976% 6/30/25 (a)(b)(c)	2,744,416	2,701,877
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/25/27 (a)(b)(c)	2,715,000	2,715,000
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1463% 3/31/27 (a)(b)(c)	257,539	257,152
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 3/31/27 (a)(b)(c)	3,152,987	3,148,257
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.8107% 7/9/25 (a)(b)(c)	490,000	481,121
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/16/25 (a)(b)(c)	2,854,989	2,843,940
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	744,375	762,054
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	548,604	538,472
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	4,043,488	3,945,555
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	2,005,000	1,988,078
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (a)(b)(c)	7,648,119	7,600,318
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 11/20/26 (a)(b)(c)	1,736,875	1,730,362
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.898% 11/27/25 (a)(b)(c)	5,102,206	5,049,347
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.148% 6/1/25 (a)(b)(c)	1,657,197	1,649,955
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6479% 2/11/26 (a)(b)(c)	10,564,855	10,535,802

TOTAL HEALTHCARE		109,896,962

Homebuilders/Real Estate - 1.7%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8951% 8/21/25 (a)(b)(c)	7,814,659	7,662,274
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	1,250,000	1,412,500
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	4,179,636
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	235,738
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/17/27 (a)(b)(c)	1,625,000	1,608,750
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	4,608,450	4,591,168
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8938% 12/22/24 (a)(b)(c)	11,500,682	11,296,545

TOTAL HOMEBUILDERS/REAL ESTATE		30,986,611

Hotels - 1.5%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	1,231,913	1,225,753
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8951% 2/1/26 (a)(b)(c)	3,224,138	3,036,751
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1468% 11/30/23 (a)(b)(c)	6,799,203	6,744,537
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.898% 6/21/26 (a)(b)(c)	2,792,849	2,757,073
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 8/31/25 (a)(b)(c)	3,812,391	3,726,612
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (a)(b)(c)	4,627,030	3,122,274
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	2,895,251	2,850,461
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 5/30/25 (a)(b)(c)	3,674,302	3,644,908

TOTAL HOTELS		27,108,369

Insurance - 4.9%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/13/27 (a)(b)(c)	6,884,484	6,739,634
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/10/25 (a)(b)(c)	6,180,736	6,077,703
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/9/25 (a)(b)(c)	985,000	967,398
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	2,018,380	2,017,128
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1548% 3/18/27 (a)(b)(c)	5,169,415	5,091,874
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)(e)	812,963	804,833
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (a)(b)(c)(e)	655,000	641,900
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	7,694,696	7,678,922
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 2/13/27 (a)(b)(c)	3,088,800	3,039,565
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 11/3/23 (a)(b)(c)	3,584,008	3,546,663
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 11/3/24 (a)(b)(c)	6,825,000	6,763,575
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.3968% 8/4/22 (a)(b)(c)	6,912,287	6,834,179
3 month U.S. LIBOR + 6.500% 6.6468% 8/4/25 (a)(b)(c)	13,517,879	13,602,366
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 12/23/26 (a)(b)(c)	2,500,000	2,471,750
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9648% 4/25/25 (a)(b)(c)	12,622,408	12,381,825
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (a)(b)(c)	4,375,800	4,382,626
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/2/26 (a)(b)(c)	495,000	493,456
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (a)(b)(c)	8,844,026	8,709,508

TOTAL INSURANCE		92,244,905

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8968% 7/31/24 (a)(b)(c)	1,988,560	1,957,896
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	2,940,319	2,951,345
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6516% 1/4/26 (a)(b)(c)	2,737,000	2,740,421
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	2,945,200	3,026,193
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	5,699,338	3,846,141
3 month U.S. LIBOR + 2.750% 3.0192% 9/30/26 (a)(b)(c)	2,351,250	1,569,459
15.25% 5/23/24 (c)	990,043	1,174,854
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	9,969,747	9,848,714
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	1,000,000	663,210
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	3,374,131	3,012,357
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	1,586,025	1,593,955
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(b)(c)	3,839,110	3,725,856
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 7/6/24 (a)(b)(c)	3,335,830	3,298,302
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 12/21/25 (a)(b)(c)	2,700,019	2,594,907
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/30/26 (a)(b)(c)	2,750,657	2,566,363
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	750,000	742,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	957,600	955,206

TOTAL LEISURE		46,267,679

Metals/Mining - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	3,209,018	3,204,205
Paper - 0.1%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.25% 7/26/26 (a)(b)(c)	538,542	539,888
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	1,149,225	1,147,788

TOTAL PAPER		1,687,676

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	5,147,089	4,925,404
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (a)(b)(c)	1,938,846	1,904,916
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	3,955,305	3,485,138
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	2,294,477	2,166,376
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	2,422,825	2,422,825
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 10/17/26 (a)(b)(c)	1,188,948	1,185,976
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3952% 8/31/25 (a)(b)(c)	588,077	583,913

TOTAL PUBLISHING/PRINTING		16,674,548

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2539% 12/30/26 (a)(b)(c)	3,662,325	3,651,448
Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 11/19/26 (a)(b)(c)	2,958,778	2,913,479
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)(e)	499,190	499,190
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)(e)	529,890	529,890
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9079% 4/3/25 (a)(b)(c)	2,155,412	2,136,941
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3968% 3/1/26 (a)(b)(c)	3,561,563	3,101,515
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	2,781,893	2,726,255
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9039% 8/3/26 (a)(b)(c)	3,819,223	3,780,420

TOTAL RESTAURANTS		15,687,690

Services - 5.9%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	937,650	937,650
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	4,009,850	4,335,650
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (a)(b)(c)	2,570,000	2,563,575
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1487% 12/31/25 (a)(b)(c)	1,808,577	1,796,623
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8951% 3/11/25 (a)(b)(c)	5,211,300	5,134,433
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8951% 1/15/27 (a)(b)(c)	1,364,688	1,345,500
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	8,867,549	8,629,722
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 2/7/26 (a)(b)(c)	2,087,813	2,031,045
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5034% 5/13/27 (a)(b)(c)	2,239,388	2,239,388
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	2,341,750	2,306,624
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/26/26 (a)(b)(c)	1,980,000	1,953,607
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9644% 8/1/26 (a)(b)(c)	2,715,625	2,708,836
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (a)(b)(c)	997,500	997,500
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 3/29/25 (a)(b)(c)	2,244,714	2,218,451
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	7,375,000	7,377,655
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	11,686,658	11,434,693
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 1/26/28 (b)(c)(d)	1,875,000	1,872,656
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	5,857,866	5,813,932
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/8/27 (a)(b)(c)	4,385,000	4,389,122
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	2,418,750	2,396,570
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	1,000,000	948,750
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	5,896,794	5,575,419
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6468% 1/23/27 (a)(b)(c)	4,726,969	4,709,243
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	500,000	502,500
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	3,496,767	3,482,186
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	3,018,029	3,025,574
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	6,757,094	6,712,768
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2144% 4/16/26 (a)(b)(c)	1,609,906	1,556,296
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.7144% 9/12/24 (a)(b)(c)	271,810	265,287
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/29/25 (a)(b)(c)	3,577,000	3,328,399
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	1,843,456	1,661,415
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	96,132	88,442
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	3,192,483	3,162,570
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	581,503	576,054
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	548,868	504,958
Weld North Education LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/15/27 (b)(c)(d)	1,425,000	1,419,656

TOTAL SERVICES		110,002,749

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1432% 1/24/27 (a)(b)(c)	2,912,324	2,886,841
Super Retail - 4.7%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	4,460,000	4,438,815
Bass Pro Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (a)(b)(c)	44,397,669	44,477,121
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1539% 2/3/24 (a)(b)(c)	3,134,899	3,130,009
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	157,360	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	115,457	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (a)(b)(c)	7,500,000	7,487,475
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (b)(c)(d)	654,545	653,865
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	2,945,455	2,942,391
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	3,225,663	3,197,438
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/22 (a)(b)(c)	4,156,558	3,835,838
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	2,444,118	2,334,475
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 11/8/24 (a)(b)(c)	5,742,028	5,637,983
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(f)	2,858,872	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 5/31/25 (a)(b)(c)	6,398,522	6,363,522
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	3,955,338	3,949,563

TOTAL SUPER RETAIL		88,448,495

Technology - 14.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	67,692	67,523
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/10/25 (a)(b)(c)	5,698,825	3,745,952
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 4/23/26 (a)(b)(c)	2,213,734	2,170,854
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (a)(b)(c)	4,590,000	4,592,295
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	991,369	983,934
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3968% 10/2/25 (a)(b)(c)	5,409,018	5,380,404
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 4/19/25 (a)(b)(c)	863,648	858,251
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	8,000,000	7,992,480
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 10/31/26 (a)(b)(c)	4,443,822	4,419,737
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	2,896,772	2,885,909
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6023% 4/30/25 (a)(b)(c)	4,880,113	4,810,962
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (a)(b)(c)	2,500,000	2,493,750
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (a)(b)(c)	2,423,231	2,405,106
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/2/27 (a)(b)(c)	2,220,000	2,217,225
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 12/2/28 (b)(c)(d)	605,000	606,513
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 4/4/26 (a)(b)(c)	7,618,550	7,551,888
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8968% 11/29/24 (a)(b)(c)	2,915,057	2,798,454
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 10/16/26 (a)(b)(c)	7,081,039	7,064,611
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (a)(b)(c)	4,089,085	4,089,576
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	1,537,191	1,517,976
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	600,000	576,000
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 8/23/25 (a)(b)(c)	1,764,410	1,745,672
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	4,756,003	4,750,058
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7144% 7/22/26 (a)(b)(c)	2,468,750	2,434,805
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 7/30/27 (a)(b)(c)	4,349,100	4,369,932
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3968% 3/8/26 (a)(b)(c)	545,000	513,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 3/8/25 (a)(b)(c)	3,640,283	3,549,276
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	1,783,712	1,765,126
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6468% 8/10/27 (a)(b)(c)	3,855,625	3,866,883
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 2/15/24 (a)(b)(c)	4,544,278	4,538,597
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	602,800	606,314
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	4,483,785	4,488,762
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/24/27 (a)(b)(c)	3,365,000	3,365,000
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	7,211,712	7,185,967
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	1,739,063	1,750,662
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8968% 6/21/24 (a)(b)(c)	13,762,227	13,555,794
3 month U.S. LIBOR + 2.500% 2.8968% 6/21/24 (a)(b)(c)	2,222,108	2,188,776
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.898% 9/29/24 (a)(b)(c)	6,373,372	6,368,592
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	1,476,291	1,470,386
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 9/15/24 (a)(b)(c)	1,182,500	1,165,212
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.15% 9/4/26 (a)(b)(c)	415,000	399,956
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4% 9/4/25 (a)(b)(c)	1,598,295	1,562,333
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6528% 4/30/27 (a)(b)(c)	6,897,831	6,908,592
Omnitracs LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4034% 10/1/27 (a)(b)(c)	1,000,000	1,002,500
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	2,005,000	1,921,452
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 12/16/27 (b)(c)(d)	1,640,000	1,635,900
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6468% 5/30/26 (a)(b)(c)	2,834,125	2,802,241
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	6,437,306	6,422,822
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 5/31/25 (a)(b)(c)	2,679,327	2,628,661
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4039% 8/1/25 (a)(b)(c)	3,425,100	3,378,005
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 3/3/23 (a)(b)(c)	3,467,779	3,437,436
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (a)(b)(c)	5,350,000	5,353,799
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	4,336,136	4,275,430
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	3,355,201	3,308,228
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 4/16/25 (a)(b)(c)	5,944,917	5,871,378
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 1/31/27 (a)(b)(c)	1,024,850	1,006,915
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/22/27 (a)(b)(c)	1,660,000	1,660,000
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 5/1/24 (a)(b)(c)	6,201,785	6,147,519
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6548% 9/28/24 (a)(b)(c)	2,662,361	2,649,050
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6468% 7/13/23 (a)(b)(c)	2,976,684	2,969,242
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	5,919,655	5,935,697
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.8968% 5/4/26 (a)(b)(c)	6,280,500	6,270,702
3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (a)(b)(c)	8,962,538	9,002,242
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	4,015,000	4,120,394
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6468% 8/27/25 (a)(b)(c)	6,268,173	6,255,637
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1531% 3/1/26 (a)(b)(c)	6,082,829	6,066,345
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/28/25 (a)(b)(c)	3,295,917	3,260,222
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3968% 2/28/27 (a)(b)(c)	3,612,700	3,590,121
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.898% 10/11/26 (a)(b)(c)	1,642,966	1,563,562
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.898% 10/11/25 (a)(b)(c)	2,986,461	2,940,410
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	2,985,000	2,986,493
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1468% 6/1/25 (a)(b)(c)	3,661,429	3,665,236
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 9/30/26 (a)(b)(c)	2,970,000	2,974,544

TOTAL TECHNOLOGY		262,881,941

Telecommunications - 7.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8968% 1/31/26 (a)(b)(c)	3,146,918	3,072,966
3 month U.S. LIBOR + 2.750% 2.9086% 7/15/25 (a)(b)(c)	4,325,712	4,226,048
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	2,091,919	2,086,690
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/29/27 (a)(b)(c)	2,675,000	2,667,483
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3968% 3/15/27 (a)(b)(c)	1,597,895	1,579,519
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	3,897,163	3,906,204
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	2,658,338	2,666,791
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4% 12/22/23 (a)(b)(c)	2,663,086	2,659,757
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/27 (a)(b)(c)	7,250,000	7,272,693
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)(e)	276,517	276,517
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (a)(b)(c)	4,387,500	3,415,318
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/31/21 (b)(c)(e)(g)	483,906	483,906
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	19,970,000	20,219,625
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	4,000,000	4,056,240
Tranche B-5, term loan 8.625% 1/2/24 (c)	6,205,000	6,300,309
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	9,189,817	9,359,829
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	2,654,938	2,665,637
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8968% 3/1/27 (a)(b)(c)	4,568,653	4,487,742
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	1,261,520	1,228,014
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	8,560,000	8,564,023
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9% 4/11/25 (a)(b)(c)	3,390,058	3,348,597
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	4,482,480	4,188,340
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	5,397,075
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 7/31/25 (a)(b)(c)	6,117,472	5,979,339
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8461% 1/31/26 (a)(b)(c)	1,001,093	989,520
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.2369% 8/14/26 (a)(b)(c)	5,880,000	5,845,720
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	3,751,124	3,662,034
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8968% 6/10/27 (a)(b)(c)	2,651,675	2,652,338
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 3/9/27 (a)(b)(c)	12,203,135	12,111,611

TOTAL TELECOMMUNICATIONS		135,369,885

Textiles/Apparel - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (a)(b)(c)	1,785,000	1,782,769
Utilities - 2.7%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	11,640,372	11,598,816
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	1,897,428	1,898,225
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	3,921,278	3,592,871
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1468% 8/28/25 (a)(b)(c)	2,901,395	2,903,223
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	4,736,502	4,440,471
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	1,689,263	1,666,035
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (a)(b)(c)	6,161,531	6,224,687
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.12% 7/24/26 (a)(b)(c)	2,129,206	2,120,838
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1534% 3/2/27 (a)(b)(c)	9,746,325	9,677,808
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 12/31/25 (a)(b)(c)	7,163,425	7,131,333

TOTAL UTILITIES		51,254,307

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,701,325,124)		1,679,686,218

Nonconvertible Bonds - 3.5%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	4,260,000
8% 12/15/25 (h)	385,000	426,037

TOTAL AEROSPACE		4,686,037

Air Transportation - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	870,987
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	1,205,000	1,294,050
9.5% 5/1/25 (h)	1,210,000	1,346,125

TOTAL BROADCASTING		2,640,175

Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.8644% 2/1/24 (a)(b)	1,750,000	1,794,444
Chemicals - 0.3%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(b)(h)	4,895,000	4,805,378
6.875% 6/15/25 (h)	1,000,000	1,013,750
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	41,700

TOTAL CHEMICALS		5,860,828

Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	3,077,525
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	537,095
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,147,388

TOTAL CONTAINERS		4,762,008

Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	3,000,000	3,202,500
Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	2,260,000	2,254,350
New Fortress Energy LLC 6.75% 9/15/25 (h)	535,000	566,592
Transocean Poseidon Ltd. 6.875% 2/1/27(h)	1,140,000	1,037,400

TOTAL ENERGY		3,858,342

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	220,000	225,500
Gaming - 0.4%
Affinity Gaming LLC 6.875% 12/15/27 (h)	65,000	68,006
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,143,544
Scientific Games Corp. 5% 10/15/25 (h)	2,060,000	2,125,693
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,105,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,322,573
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	245,466
4.25% 12/1/26 (h)	345,000	357,817
4.625% 12/1/29 (h)	200,000	214,000

TOTAL GAMING		7,582,099

Healthcare - 0.4%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,606,269
7% 3/15/24 (h)	1,780,000	1,831,175
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,562,550
5.125% 5/1/25	1,000,000	1,019,490

TOTAL HEALTHCARE		8,019,484

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	1,865,000	1,986,225
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	265,000	318,000
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	298,375
10.875% 6/1/23 (h)	1,335,000	1,519,070

TOTAL LEISURE		2,135,445

Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	211,000
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	171,200
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	490,000	508,375
Sotheby's 7.375% 10/15/27 (h)	200,000	214,250

TOTAL SERVICES		722,625

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	1,030,000
8.5% 10/30/25 (h)	1,905,000	2,028,825

TOTAL SUPER RETAIL		3,058,825

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	1,100,000	1,134,100
6% 3/1/26 (h)	1,100,000	1,158,960
SSL Robotics LLC 9.75% 12/31/23 (h)	1,200,000	1,356,000

TOTAL TECHNOLOGY		3,649,060

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,266,154
Frontier Communications Corp. 5% 5/1/28 (h)	1,160,000	1,209,300
SFR Group SA:
5.125% 1/15/29 (h)	165,000	170,775
7.375% 5/1/26 (h)	3,010,000	3,168,025

TOTAL TELECOMMUNICATIONS		7,814,254

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,412,198
TOTAL NONCONVERTIBLE BONDS
(Cost $62,851,547)		65,663,236
	Shares	Value

Common Stocks - 1.2%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (i)	3,724	6,852
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	97,751
Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	170,494	3,563,325
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	31,324

TOTAL CAPITAL GOODS		3,594,649

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	15,697	108,507
Energy - 0.9%
California Resources Corp. (i)	395,952	9,340,508
California Resources Corp. (j)	180,219	4,251,366
California Resources Corp. warrants 10/27/24 (i)	7,511	30,044
Denbury, Inc. (i)	65,094	1,672,265
EP Energy Corp. (e)	15,785	314,595

TOTAL ENERGY		15,608,778

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	129,622
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Restaurants - 0.0%
CEC Entertainment, Inc. (e)	105,486	1
Super Retail - 0.0%
David's Bridal, Inc. (e)(i)	5,338	0
David's Bridal, Inc. rights (e)(i)	1,346	0

TOTAL SUPER RETAIL		0

Utilities - 0.1%
TexGen Power LLC (e)	85,051	2,366,119
TOTAL COMMON STOCKS
(Cost $43,039,538)		22,033,789

Nonconvertible Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)
(Cost $1,123,250)	8,986	1,123,250
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5451% (a)(b)(k)	855,000	839,986
3 month U.S. LIBOR + 3.470% 3.6844% (a)(b)(k)	860,000	852,162
TOTAL PREFERRED SECURITIES
(Cost $1,562,850)		1,692,148
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.11% (l)
(Cost $93,539,392)	93,526,842	93,545,547
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,903,487,107)		1,863,790,142
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,318,141
NET ASSETS - 100%		$1,875,108,283

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $483,906 and $442,774, respectively.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,778,377 or 3.2% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,251,366 or 0.2% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
California Resources Corp.	10/27/20	$1,944,231

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,015
Total	$24,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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